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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended      December 31, 1995
                                                   -----------------


Check here if Amendment  [X]            Amendment Number:      4
                                                           ---------
   This Amendment (Check only one): [X]   is a restatement

                                    [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -----------------------------
Address:  1 Lafayette Place
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

Form 13F File Number:      28-2610
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          -----------------------------------------
Title:    Vice President of General Partner
          -----------------------------------------
Phone:    (203) 861-4600
          -----------------------------------------

Signature, Place, and Date of Signing:

           /s/ E.J. BIRD                                   Greenwich, CT                                   February 11, 2000
          -----------------------------------------        ------------------------------             ----------------------
                         (Signature)                              (City, State)                               (Date)

Report Type (Check only one):

  [X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

  [ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  [ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           NONE
Form 13F Information Table Entry Total:                        19
Form 13F Information Table Value Total:                  $821,632
                                                   (in thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           Form 13F Information Table


1

     COLUMN 1:             COLUMN 2:  COLUMN 3:    COLUMN 4:        COLUMN 5:        COLUMN 6: COLUMN 7:         COLUMN 8:
------------------------   --------  -----------  -----------  -------------------  ---------- --------- -----------------------
                                                  FAIR MARKET                                               VOTING AUTHORITY
                           TITLE OF    CUSIP         VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER     (a)       (b)     (c)
 NAME OF ISSUER             CLASS      NUMBER     (x $1,000)    PRN AMT   PRN CALL  DISCRETION MANAGERS   SOLE     SHARED   NONE
------------------------   --------  -----------  -----------  ---------  --- ----  ---------- --------  -----------------------
American Express Co        Common    025816-10-9     74,682    1,805,000   SH          SOLE             1,805,000
--------------------------------------------------------------------------------------------------------------------------------
Citicorp *****             Common    173034-10-9    108,824    1,618,200   SH          SOLE             1,618,200
--------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.           Common    260543-10-3     37,334      530,500   SH          SOLE               530,500
--------------------------------------------------------------------------------------------------------------------------------
Dean Witter
Discover & Co. *           Common    24240V-10-1     13,715      291,800   SH          SOLE               291,800
--------------------------------------------------------------------------------------------------------------------------------
Fund Amern
 Enterprises Hldgs         Common    360768-10-5     23,733      318,568   SH          SOLE               318,568
--------------------------------------------------------------------------------------------------------------------------------
Federal Home
 Ln Mtg Corp **            Common    313400-30-1    121,084    1,450,110   SH          SOLE             1,450,110
--------------------------------------------------------------------------------------------------------------------------------
First Interstate
 Bancorp                   Common    320548-10-0     57,794      423,400   SH          SOLE               423,400
--------------------------------------------------------------------------------------------------------------------------------
ITT Hartford
 Group Inc.                Common    45068H-10-6      5,137      106,200   SH          SOLE               106,200
--------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp.
 Amer. Hldgs               Warrants  50540R-11-0         36       52,414   SH  CALL   DEFINED              52,414
--------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp.
 Amer. Hldgs               Warrants  50540R-11-0        739    1,075,071   SH  CALL    SOLE             1,075,071
--------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp.
 Amer. Hldgs               Common    50540R-10-2      2,169      231,408   SH         DEFINED             231,408
--------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp.
 Amer. Hldgs               Common    50540R-10-2     36,571    3,900,880   SH          SOLE             3,900,880
--------------------------------------------------------------------------------------------------------------------------------
Limited Inc.               Common    532716-10-7     13,562      780,534   SH         DEFINED             780,534
--------------------------------------------------------------------------------------------------------------------------------
Limited Inc.               Common    532716-10-7     23,864    1,373,466   SH          SOLE             1,373,466
--------------------------------------------------------------------------------------------------------------------------------
McKesson Corp. ***         Common    581556-10-7     92,507    1,827,300   SH          SOLE             1,827,300
--------------------------------------------------------------------------------------------------------------------------------
PS Group Inc.              Common    693624-10-8     12,881    1,198,270   SH          SOLE             1,198,270
--------------------------------------------------------------------------------------------------------------------------------
Reebok Intl Ltd ****       Common    758110-10-0     33,677    1,192,100   SH          SOLE             1,192,100
--------------------------------------------------------------------------------------------------------------------------------
Walters Industries Inc.    Common    93317Q-10-5     22,764    1,751,064   SH         DEFINED           1,751,064
--------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co ******    Common    949740-10-4    217,966    1,009,100   SH          SOLE             1,009,100
--------------------------------------------------------------------------------------------------------------------------------
* Short position in this security                    (3,370)     (71,700)  SH
--------------------------------------------------------------------------------------------------------------------------------
** Short position in this security                  (53,449)    (640,110)  SH
--------------------------------------------------------------------------------------------------------------------------------
*** Short position in this security                  (4,941)     (97,600)  SH
--------------------------------------------------------------------------------------------------------------------------------
**** Short position in this security                 (7,596)    (268,900)  SH
--------------------------------------------------------------------------------------------------------------------------------
***** Short position in this security                (5,314)     (24,600)  SH
--------------------------------------------------------------------------------------------------------------------------------
****** Short position in this security               (2,737)     (40,700)  SH
--------------------------------------------------------------------------------------------------------------------------------
     COLUMN TOTALS                                  821,632
--------------------------------------------------------------------------------------------------------------------------------